Acquisition Textblock	12 Months Ended
Jun. 30, 2011
Acquisition [Abstract]
Acquisition [Text Block]
4.	Acquisition

(A)	ITLamp

Pursuant to an acquisition agreement ("the Agreement") dated May 18, 2010, PCCL, acquired a 100% equity interest in ITLamp during the fiscal year of 2010 from unrelated parties. ITLamp is engaged in the business of selling and developing software and provision of IT professional services.

According to the Agreement, the purchase consideration was satisfied by a cash payment of $1,913,371 (equivalent to RMB13,064,500), and issuance of common stock of the Company with a total value of $1,903,925 (equivalent to RMB 13,000,000) if ITLamp fulfilled certain revenue targets for calendar years of 2010 and 2011.

The acquisition was completed on June 3, 2010. The Company accounted for the acquisition using the purchase method.

The Company makes estimates and judgments in determining the fair values of the contingent consideration and the fair values of the assets acquired and liabilities assumed based on independent appraisal report as well as its experience in the valuation of similar assets and liabilities.  If different judgments and assumptions were used, the amounts assigned to the contingent consideration and the acquired assets and liabilities could be materially different.

The following summarizes the purchase price allocated to the fair value of the Company's share of the net assets acquired at the acquisition date:-

Cash at bank and in hand	$704,688
Property and equipment	30,143
Other current assets	354,970
Customer relationship	890,397
Software-copyright	866,486
Deferred tax liabilities	(263,532)
Other liabilities	(233,411)

Fair value of net assets acquired	2,349,741
Goodwill	983,149

Total purchase price	$3,332,890

Satisfied by:
Cash	$1,913,371
Contingent consideration at fair value	1,419,519

$3,332,890

The transaction resulted in a purchase allocation of $983,149 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company was willing to obtain the value of the business. The total amount of the goodwill acquired is not deductible for tax purposes. Goodwill of $983,149 is allocated to technology solution and related services to thermal power generation industry segment.

If the Acquisition had been completed on July 1, 2009, the Company's revenue would have been $13,087,166 and net income for the year ended June 30, 2010 would have been $4,041,293. The pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company for the year ended June 30, 2010 that actually would have been achieved had the acquisition been completed on July 1, 2009, nor is it intended to be a projection of future results.

According to a supplementary agreement signed on January 7, 2011, the payment of consideration has been amended as follows:

a)	The purchase consideration will be settled in a combination of cash and restricted shares
b)
100,000 restricted shares (restricted to exercise before Dec 31, 2012) will be issued to the offshore company of Mr Xu Yan Ming (the former major shareholder of ITLamp and is a key management member of ITLAmp).  As of June 30, 2011, Mr Xu still had not set up such offshore company and thus the restricted stock yet to be issued was carried on the balance sheet as a current liability with reference to the prevailing market price of the Company's common stock.

c)	Cash consideration of RMB7,783,035 (equivalent to $1,202,645) was paid to Mr Xu in April 2011.
d)
The remaining RMB2,000,000 will be paid to Mr Xu in 2 installments, of which RMB1,000,000 (equivalent to $154,521) will be paid to Mr Xu if Mr Xu does not resign before Dec 31, 2012, and RMB1,000,000 (equivalent to $154,521) will be paid to Mr Xu if Mr Xu does not resign before Dec 31, 2013.

In fiscal 2011, the Company recorded a fair value loss of $232,310 on the contingent consideration.

(B)	HongAo

Pursuant to an acquisition agreement dated April 22, 2010, the Company would acquire 55% equity interest in HongAo. HongAo is a leading comprehensive technology solution and service provider focused on energy-saving and pollution-reducing solutions for the thermal power generation industry in China. Pursuant to the acquisition agreement, the Company should pay cash of RMB7,200,000 (equivalent to $1,082,756) to the then major shareholder of HongAo, and injected capital of RMB11,000,000 (equivalent to $1,654,210), in the form of cash, of HongAo, in exchange for a 55% equity interest in HongAo. As of June 30, 2010, the Company had paid a cash deposit of RMB11,000,000 (equivalent to $1,340,029) for this acquisition.

The acquisition was completed on October 15, 2010. The Company accounted for the acquisition using the purchase method.

The Company makes estimates and judgments in determining the fair values of the assets acquired and liabilities assumed based on independent appraisal report as well as its experience in the valuation of similar assets and liabilities.  If different judgments and assumptions were used, the amounts assigned to the acquired assets and liabilities could be materially different.

The following summarizes the purchase price allocated to the fair value of the Company's share of the net assets acquired at the acquisition date:-

Cash at bank and in hand	$9,725
Property and equipment	796,313
Other net current assets	1,750,456
Noncurrent assets	31,071
Customer relationship	397,311
Software-copyright	1,000,750
Unfinished contracts	435,358
Deferred tax liabilities	(155,566)

Fair value of net assets acquired (after capital injection by PCCL of $1,654,210)	4,265,418
Non-controlling interests' in net assets	(1,919,011)
Net assets acquired	2,346,407
Purchase consideration in the form of cash to original shareholder of HongAo	(1,082,756)
Purchase consideration in the form of cash capital contribution to HongAo	(1,654,210)
Goodwill	$390,559

The transaction resulted in a purchase allocation of $390,559 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company was willing to obtain the value of the business. The total amount of the goodwill acquired is not deductible for tax purposes. Goodwill of $390,559 is allocated to technology solution and related services to thermal power generation industry segment.

If the Acquisition had been completed on July 1, 2010, the Company's revenue would have been $19,532,354 and net income for the year ended June 30, 2011 would have been $722,130. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company for the year ended June 30, 2011 that actually would have been achieved had the acquisition been completed on July 1, 2010, nor is it intended to be a projection of future results.